SCHEDULE OF OUTSTANDING CONVERTIBLE NOTES (Details) (Parenthetical) - USD ($)		3 Months Ended						9 Months Ended			12 Months Ended
		Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024		Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022	May 01, 2024
Short-Term Debt [Line Items]
Cash received								$ 61,500					$ 1,380,960
Debt discount
New note issued				1,000,000							1,000,000
Value issued for the conversion of notes payable		$ 162,295				$ 144,282	$ 172,306				316,588		1,520,381
Interest paid in conversion of note payable								164,357		$ 51,588	51,588		53,371
Common Stock [Member]
Short-Term Debt [Line Items]
Value issued for the conversion of notes payable		$ 1,249		30,000		$ 1,110	$ 1,325				$ 2,435		$ 6,081
Shares issued for the conversion of notes payable		1,248,423	9,857,092			1,109,861	1,325,430				2,435,291		6,081,484
Note Sold in Exchange for Cash [Member] | Wallach Beth Capital LLC [Member]
Short-Term Debt [Line Items]
Cash received											$ 1,045,150		$ 1,045,150
Debt discount				119,850							119,850		$ 119,850
Private Placement, 2021 Note [Member]
Short-Term Debt [Line Items]
Debt discount					[1]			50,000	[2]			[1]		$ 105,000
Value issued for the conversion of notes payable								$ 200,000
Private Placement, 2021 Note [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Shares issued for the conversion of notes payable								1,675,849
Private Placement, 2021 Note [Member] | Wallach Beth Capital LLC [Member]
Short-Term Debt [Line Items]
Cash received											1,045,150
Debt discount				119,850							119,850
2021 Note issued in exchange for prior Notes [Member]
Short-Term Debt [Line Items]
Debt discount	[3]
Value issued for the conversion of notes payable								$ 1,163,562
Interest paid in conversion of note payable								$ 163,562
2021 Note issued in exchange for prior Notes [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Shares issued for the conversion of notes payable								8,950,474
2021 Note issued in exchange for prior Notes [Member] | Third Party [Member]
Short-Term Debt [Line Items]
New note issued				$ 1,000,000							$ 1,000,000

[1]	Net cash received from these notes was $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC). In the first nine months of 2024, a total of $200,000 was converted into 1,675,849 shares of Common Stock.
[2]	On May 1, 2024, the 2021 Note with an interest of 10% was extended for seven months, or until December 1, 2024, in exchange for (i) reduction of conversion price to $0.08, and (ii) a debt discount of $105,000. At September 30, 2024, $50,000 of the debt discount remains to be amortized.
[3]	All earlier issued Notes were paid off and assumed by a different entity/company. Portions of the balance was forgiven and a new note of $1,000,000 was issued to a third party. In the first nine months of 2024, a total of $1,163,562 (whereof $163,562 in interest) was converted into 8,950,474 shares of Common Stock.